Intangible Assets (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets
Schedule of intangible asset balances and accumulated amortization

	Successor
	As of June 30, 2021
				Weighted
	Gross		Net	average
	carrying	Accumulated	carrying	useful life
	amount	amortization	amount	in years
Intangible assets subject to amortization:
Customer relationships	$48,485	$(2,246)	$46,239	19
Technology	42,812	(3,677)	39,135	14
Trademarks	6,591	(969)	5,622	9
Intangible assets not subject to amortization:
Cosmos Tradename	300	—	300
IPR&D	256	—	256
Total	$98,444	$(6,892)	$91,552

	Successor
	December 31, 2020
				Weighted
	Gross		Net	average
	carrying	Accumulated	carrying	useful life
	amount	amortization	amount	in years
Intangible assets subject to amortization:
Customer relationships	$31,541	$(899)	$30,642	19
Technology	25,368	(1,508)	23,860	12
Trademarks	6,344	(393)	5,951	9
Intangible assets not subject to amortization:
Tradename	300	—	300
IPR&D	208	—	208
Total	$63,761	$(2,800)	$60,961

	Successor
	December 31, 2020
				Weighted
				useful
	Gross		Net	average
	carrying	Accumulated	carrying	life in
	amount	amortization	amount	years
Intangible assets subject to amortization:
Customer relationships	$31,541	$(899)	$30,642	19
Technology	25,368	(1,508)	23,860	12
Trademarks	6,344	(393)	5,951	9
Intangible assets not subject to amortization:
Cosmos Tradename	300	—	300
IPR&D	208	—	208
Total	$63,761	$(2,800)	$60,961